Securitizations and Variable Interest Entities, Cash Flows From Sales and Securitizations Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Securitizations and Variable Interest Entities Textual [Abstract]
Amount paid to third party investors to settle repurchase liabilities	$ 0	$ 0	$ 11
Amount paid to repurchase loans from securitization vehicles	7,800	8,600	9,900
Net gain from sale of asset securitization	270	701	524
Mortgage loans [Member]
Cash Flow Securitizations [Abstract]
Proceeds from securitizations and whole loan sales	193,721	228,282	252,723
Fees from servicing rights retained	3,337	3,352	3,492
Cash flows from other interests held	698	2,218	2,898
Servicing advances, net of repayments	(154)	(269)	(218)
Other financial assets [Member]
Cash Flow Securitizations [Abstract]
Proceeds from securitizations and whole loan sales	0	25	347
Fees from servicing rights retained	0	0	0
Cash flows from other interests held	1	1	1
Servicing advances, net of repayments	0	0	0
Residential Mortgage [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Amount transferred related to mortgages to unconsolidated VIE	177,800	213,600	236,600
Commercial Loan [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Net gain from sale of asset securitization	280	359	429
Amount transferred related to mortgages to unconsolidated VIE	17,900	16,700	18,300
Fair Value, Inputs, Level 3 [Member] | Residential Mortgage [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Amount of servicing asset at fair value	1,900	2,100	2,100
Amount of liability for repurchase reserves at fair value	17	24	36
Fair Value, Inputs, Level 3 [Member] | Commercial Loan [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Amount of servicing asset at fair value	158	166	270
Fair Value, Inputs, Level 2 [Member] | Residential Mortgage [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Securities, at fair value	5,000	1,400	4,400
Fair Value, Inputs, Level 2 [Member] | Commercial Loan [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Securities, at fair value	81	65	258
Non-agency securitizations and whole loan transactions [Member] | Mortgage loans [Member]
Cash Flow Securitizations [Abstract]
Repurchases of assets/loss reimbursements	3	12	26
Non-agency securitizations and whole loan transactions [Member] | Other financial assets [Member]
Cash Flow Securitizations [Abstract]
Repurchases of assets/loss reimbursements	0	0	0
Agency securitizations | Mortgage loans [Member]
Cash Flow Securitizations [Abstract]
Repurchases of assets/loss reimbursements	96	92	133
Agency securitizations | Other financial assets [Member]
Cash Flow Securitizations [Abstract]
Repurchases of assets/loss reimbursements	$ 0	$ 0	$ 0